Accounting Policies - Expected Useful Lives of Depreciation of Non-mining Assets (Detail)	12 Months Ended
Dec. 31, 2017
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Expected useful lives percentage	20.00%
Computer [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Expected useful lives percentage	33.30%
Furniture and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Expected useful lives percentage	10.00%